UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       December 31, 2008
-----------------------------------------------

Check here if Amendment  [ ];  Amendment Number:
   This Amendment (Check only one.) :

                                [ ]  is a restatement.
                                [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
-----------------------------------------------------

Name:                    Daiwa SB Investments Co., Ltd.
Address:                 2-1 KASUMIGASEKI 3-CHOME, CHIYODA-KU
                         TOKYO JAPAN 103-0027
Form 13F File Number:    28-13129

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
-----------------------------------------------------------

Name:             Toshiaki Kawai
Title:            Senior Managing Director
Phone:            81-3-6205-0368

Signature, Place, and Date of Signing:

/s/ Toshiaki Kawai             Chiyoda-ku, Tokyo Japan         February 9, 2009
------------------            -----------------------         ------------------
[Signature]                    [City, State]                   [Date]




Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        NA

Form 13F Information Table Entry Total:   131 Items

Form 13F Information Table Value Total:   $1,084,114 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       13F File Number           Name
----      ---------------           ----

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN 2          COLUMN 3   COLUMN 4    COLUMN 5          COLUMN6    COLUMN 7  COLUMN 8
=============                 ==============    ========   =========   ================  ========== ========  ==================
                                                           VALUE       SHRS OR SH/ PUT/  INVESTMENT OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x$1000)    PRN AMT PRN CALL  DICRETION  MANAGERS  Sole  Shared None
==============                ==============    ======     =========   ======= === ====  ========== ========  ===== ====== =====
EVEREST RE GROUP LTD             COM            G3223R108       2489     32695 SH        DEFINED              32695    -      -
RENAISSANCERE HOLDINGS LTD       COM            G7496G103       2621     50828 SH        DEFINED              50828    -      -
SINA CORP                        ORD            G81477104        324     14000 SH        SOLE                 14000    -      -
TRANSOCEAN LTD                   SHS            G90073100        325      6878 SH        SOLE                  6878    -      -
ACE LTD                          SHS            H0023R105       2203     41630 SH        SOLE                 41630    -      -
AMB PROPERTY CORP                COM            00163T109        180      7673 SH        SOLE                  7673    -      -
AT&T INC                         COM            00206R102      43134   1513466 SH        DEFINED            1513466    -      -
AU OPTRONICS CORP                SPONSORED ADR  002255107        561     73000 SH        DEFINED              27000    -  46000
ABBOTT LABORATORIES              COM            002824100       5488    102826 SH        DEFINED             102826    -      -
ACTIVISION BLIZZARD INC          COM            00507V109         42      4820 SH        SOLE                  4820    -      -
ADOBE SYSTEMS INC                COM            00724F101         28      1310 SH        SOLE                  1310    -      -
ADVANCED SEMICONDUCTOR           SPONSORED ADR  00756M404        138     78197 SH        DEFINED              30867    -  47330
AIR PRODUCTS & CHEMICALS INC.    COM            009158106       1251     24876 SH        DEFINED              24876    -      -
ALEXANDRIA REAL ESTATE EQUIT     COM            015271109        648     10746 SH        SOLE                 10746    -      -
ALLSTATE CORP                    COM            020002101         27       820 SH        SOLE                   820    -      -
ALTRIA GROUP INC                 COM            02209S103      24019   1594900 SH        SOLE               1594900    -      -
AMERICAN CAMPUS COMMUNITIES      COM            024835100        315     15375 SH        SOLE                 15375    -      -
AMERICAN ELECTRIC POWER INC      COM            025537101       2341     70357 SH        DEFINED              70357    -      -
AMERICAN TOWER CORP              CL A           029912201       2739     93425 SH        DEFINED              93425    -      -
AMPHENOL CORP                    CL A           032095101         35      1440 SH        SOLE                  1440    -      -
APACHE CORP                      COM            037411105       1625     21799 SH        DEFINED              21799    -      -
APPLE INC                        COM            037833100         20       240 SH        SOLE                   240    -      -
ASIAINFO HOLDINGS INC            COM            04518A104       1776    150000 SH        SOLE                150000    -      -
AVALONBAY COMMUNITIES INC        COM            053484101        700     11552 SH        SOLE                 11552    -      -
BANK OF AMERICA CORPORATION      COM            060505104      11852    841764 SH        DEFINED             841764    -      -
BOSTON PROPERTIES INC            COM            101121101        824     14989 SH        SOLE                 14989    -      -
BRISTOL MYERS-SQUIBB             COM            110122108      46407   1996000 SH        SOLE               1996000    -      -
CAMPBELL SOUP CO                 COM            134429109        734     24472 SH        DEFINED              24472    -      -
CELGENE CORP                     COM            151020104         66      1190 SH        SOLE                  1190    -      -
CHEVRON CORP                     COM            166764100      32249    435970 SH        DEFINED             435970    -      -
CHUNGHWA TELECOM LTD             SPONSORED ADR  17133Q304        112      7174 SH        DEFINED               2534    -   4640
CITIGROUP INC                    COM            172967101       1830    272778 SH        DEFINED             272778    -      -
COCA-COLA CO                     COM            191216100      37284    823600 SH        SOLE                823600    -      -
CONAGRA FOODS INC                COM            205887102      29020   1758800 SH        SOLE               1758800    -      -
CONSOLIDATED EDISON INC          COM            209115104      26496    680600 SH        SOLE                680600    -      -
CORPORATE OFFICE PROPERTIES      SH BENT INT    22002T108        462     15063 SH        SOLE                 15063    -      -
COVANCE INC                      COM            222816100         35       760 SH        SOLE                   760    -      -
DR HORTON INC                    COM            23331A109         32      4500 SH        SOLE                  4500    -      -
DELL INC                         COM            24702R101         25      2400 SH        SOLE                  2400    -      -
DENBURY RESOURCES INC            COM            247916208         13      1190 SH        SOLE                  1190    -      -
DIAMOND OFFSHORE DRILLING        COM            25271C102      18625    316000 SH        SOLE                316000    -      -
DIGITAL REALTY TRUST INC         COM            253868103        656     19965 SH        SOLE                 19965    -      -
DOMINION RESOURCES INC/VA        COM            25746U109       2120     59145 SH        DEFINED              59145    -      -
DOUGLAS EMMETT INC               COM            25960P109        390     29853 SH        SOLE                 29853    -      -
DUN & BRADSTREET CORP            COM            26483E100       2753     35667 SH        DEFINED              35667    -      -
EMERSON ELECTRIC                 COM            291011104       1934     52836 SH        DEFINED              52836    -      -
EQUITY RESIDENTIAL               SH BENT INT    29476L107        510     17114 SH        SOLE                 17114    -      -
ESSEX PROPERTY TRUST INC         COM            297178105        361      4701 SH        SOLE                  4701    -      -
EXPRESS SCRIPTS INC              COM            302182100       6799    123668 SH        DEFINED             123668    -      -
EXXON MOBIL CORPORATION          COM            30231G102      12543    157125 SH        DEFINED             157125    -      -
FEDERAL REALTY INVS TRUST        SH BENT INT    313747206        722     11630 SH        SOLE                 11630    -      -
FISERV INC                       COM            337738108       3908    107455 SH        DEFINED             107455    -      -
FLOWSERVE CORP                   COM            34354P105         13       260 SH        SOLE                   260    -      -
FREEPORT-MCMORAN COPPER          COM            35671D857          5       220 SH        SOLE                   220    -      -
GAP INC                          COM            364760108      33963   2536466 SH        DEFINED            2536466    -      -
GENENTECH INC                    COM            368710406       3367     40608 SH        DEFINED              40608    -      -
GILEAD SCIENCES INC              COM            375558103         33       640 SH        SOLE                   640    -      -
GOLDMAN SACHS GROUP              COM            38141G104         30       350 SH        SOLE                   350    -      -
HCP INC                          COM            40414L109        541     19479 SH        SOLE                 19479    -      -
HDFC BANK LTD-ADR                ADR REPS 3 SHS 40415F101      10821    151600 SH        SOLE                151600    -      -
HALLIBURTON CO                   COM            406216101      27608   1518600 SH        SOLE               1518600    -      -
HARSCO CORP                      COM            415864107         43      1550 SH        SOLE                  1550    -      -
HEALTHCARE REALTY TRUST INC      COM            421946104        375     15966 SH        SOLE                 15966    -      -
HEALTH CARE REIT INC             COM            42217K106        545     12920 SH        SOLE                 12920    -      -
HJ HEINZ CO                      COM            423074103      42968   1142756 SH        DEFINED            1142756    -      -
HOME DEPOT INC                   COM            437076102      41515   1803422 SH        DEFINED            1803422    -      -
HUDSON CITY BANCORP INC          COM            443683107       4384    274709 SH        DEFINED             274709    -      -
INFOSYS TECHNOLOGIES             SPONSORED ADR  456788108       4794    195100 SH        SOLE                195100    -      -
INTEL CORP                       COM            458140100         45      3100 SH        SOLE                  3100    -      -
INTL BUSINESS MACHINES CORP      COM            459200101       3999     47516 SH        DEFINED              47516    -      -
INTUIT INC                       COM            461202103       4620    194183 SH        DEFINED             194183    -      -
JPMORGAN CHASE & CO              COM            46625H100      32524   1031533 SH        DEFINED            1031533    -      -
JOHNSON AND JOHNSON              COM            478160104       4139     69177 SH        DEFINED              69177    -      -
LSI LOGIC CORP                   COM            502161102         25      7500 SH        SOLE                  7500    -      -
L-3 COMMUNICATIONS HOLDINGS      COM            502424104         85      1150 SH        SOLE                  1150    -      -
ELI LILLY & CO                   COM            532457108      38349    952300 SH        SOLE                952300    -      -
LIMITED BRANDS INC               COM            532716107      38573   3841891 SH        DEFINED            3841891    -      -
MACERICH CO                      COM            554382101        603     33227 SH        SOLE                 33227    -      -
MARSH & MCLENNAN COS             COM            571748102       2138     88099 SH        DEFINED              88099    -      -
MASCO CORP                       COM            574599106      41020   3685500 SH        SOLE               3685500    -      -
MATTEL INC                       COM            577081102      26554   1659600 SH        SOLE               1659600    -      -
MCCORMICK & CO                   COM VTG        579780206       3380    106104 SH        DEFINED             106104    -      -
MEDICAL PROPERTIES TRUST INC     COM            58463J304        366     58020 SH        SOLE                 58020    -      -
MERCK & CO INC                   COM            589331107      36744   1208700 SH        SOLE               1208700    -      -
METLIFE INC                      COM            59156R108         27       770 SH        SOLE                   770    -      -
MICROCHIP TECHNOLOGY INC         COM            595017104      24057   1231800 SH        SOLE               1231800    -      -
MICROSOFT CORP                   COM            594918104       5327    274006 SH        DEFINED             274006    -      -
MOLSON COORS BREWING CO -B       CL B           60871R209         74      1520 SH        SOLE                  1520    -      -
MONSANTO CO                      COM            61166W101         31       440 SH        SOLE                   440    -      -
PNC FINANCIAL SERVICES GROUP     COM            693475105      23745    484600 SH        SOLE                484600    -      -
PPG INDUSTRIES INC               COM            693506107        480     11304 SH        DEFINED              11304    -      -
PPL CORPORATION                  COM            69351T106         29       950 SH        SOLE                   950    -      -
PACTIV CORPORATION               COM            695257105       2886    116014 SH        DEFINED             116014    -      -
J.C. PENNEY CO INC               COM            708160106      30090   1527400 SH        SOLE               1527400    -      -
PEOPLE'S UNITED FINANCIAL        COM            712704105       6159    345434 SH        DEFINED             345434    -      -
PFIZER INC                       COM            717081103      45861   2589536 SH        DEFINED            2589536    -      -
PITNEY BOWES INC                 COM            724479100       1106     43424 SH        DEFINED              43424    -      -
POTASH CORP OF SASKATCHEWAN      COM            73755L107      28131    384200 SH        SOLE                384200    -      -
PROCTER AND GAMBLE CO            COM            742718109       5758     93144 SH        DEFINED              93144    -      -
PROGRESSIVE CORP                 COM            743315103         30      2020 SH        SOLE                  2020    -      -
PUBLIC STORAGE                   COM            74460D109        855     10750 SH        SOLE                 10750    -      -
PULTE HOMES INC                  COM            745867101       3338    305405 SH        DEFINED             305405    -      -
QUALCOMM INC                     COM            747525103       4632    129282 SH        DEFINED             129282    -      -
REGENCY CENTERS CORP             COM            758849103        597     12787 SH        SOLE                 12787    -      -
SL GREEN REALTY CORP             COM            78440X101        289     11172 SH        SOLE                 11172    -      -
SLM CORP                         COM            78442P106         18      2020 SH        SOLE                  2020    -      -
SALESFORCE.COM INC               COM            79466L302        876     27351 SH        DEFINED              27351    -      -
SANDISK CORP                     COM            80004C101       1754    182668 SH        DEFINED             182668    -      -
SCHLUMBERGER LTD                 COM            806857108      26585    628031 SH        DEFINED             628031    -      -
SEMPRA ENERGY                    COM            816851109         19       440 SH        SOLE                   440    -      -
SIMON PROPERTY GROUP INC         COM            828806109       1594     29999 SH        SOLE                 29999    -      -
SMITH INTERNATIONAL INC          COM            832110100      17707    773585 SH        DEFINED             773585    -      -
SOUTHERN CO                      COM            842587107       2890     78100 SH        DEFINED              78100    -      -
SYMANTEC CORP                    COM            871503108         41      3060 SH        SOLE                  3060    -      -
TAIWAN SEMICONDUCTOR             SPONSORED ADR  874039100        595     75357 SH        DEFINED              29131    -  46226
TANGER FACTORY OUTLET CENTER     COM            875465106        518     13775 SH        SOLE                 13775    -      -
TAUBMAN CENTERS INC              COM            876664103        281     11025 SH        SOLE                 11025    -      -
TEXAS INSTRUMENTS INC            COM            882508104      26078   1680300 SH        SOLE               1680300    -      -
THERMO FISHER SCIENTIFIC INC     COM            883556102         40      1170 SH        SOLE                  1170    -      -
TORCHMARK CORP                   COM            891027104       2431     54374 SH        DEFINED              54374    -      -
US BANCORP                       COM            902973304      27964   1118100 SH        SOLE               1118100    -      -
ULTRA PETROLEUM CORP             COM            903914109       1280     37096 SH        DEFINED              37096    -      -
UNITED TECHNOLOGY                COM            913017109       3909     72932 SH        DEFINED              72932    -      -
VENTAS INC                       COM            92276F100        660     19666 SH        SOLE                 19666    -      -
VERIZON COMMUNICATIO             COM            92343V104      28917    853000 SH        SOLE                853000    -      -
VISA INC                         COM CL A       92826C839       2848     54293 SH        DEFINED              54293    -      -
VORNADO REALTY TRUST             SH BENT INT    929042109       1176     19483 SH        SOLE                 19483    -      -
WAL-MART STORES INC              COM            931142103       7664    136718 SH        DEFINED             136718    -      -
WELLS FARGO & COMPNAY            COM            949746101       4366    148099 SH        DEFINED             148099    -      -
XILINX INC                       COM            983919101         46      2600 SH        SOLE                  2600    -      -
YUM! BRANDS INC                  COM            988498101       4395    139521 SH        DEFINED             139521    -      -